PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31,
	2020	2021
	SGD’000	SGD’000
Leasehold improvements	7,523	7,523
Right-of-use assets	2,328	2,328
Plant and machinery	5,488	5,585
Furniture and fittings	2,926	3,101
Subtotal	18,265	18,537
Less: accumulated depreciation	(9,351)	(9,556)
Property, plant and equipment, net	8,914	8,981

Depreciation expense was approximately SGD$614 thousands, SGD$769 thousands and SGD$972 thousands for the years ended December 31, 2021, 2020 and 2019, respectively.